CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (76)	$ (12,943)	$ (131,645)	$ (22,450)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Share-based compensation expense	11,576	13,490	144,733	13,407
Depreciation expense	674	459	490	100
Amortization of license fee	500	400	1,592	1,039
Noncash lease expense	67	27	205
Change in fair value of earnout interests liability	13,740		2,338	0
Change in fair value of warrant liabilities	(41,802)		(7,166)
Changes in assets and liabilities:
Players receivables	(2,610)	1,004	1,072	(1,797)
Due from affiliates	(1,223)	(4,860)	(25,629)	(2,536)
Prepaid expenses and other current assets	(268)	347	(1,199)	(607)
Other assets	(298)	(65)	(462)	(502)
Accounts payable	(5,688)	144	11,229	129
Accrued expenses and other current liabilities	11,846	1,176
Accrued expenses and other current liabilities			16,325	4,458
Players liabilities	6,368	(2,181)	2,433	2,678
Deferred royalty	(20)	(29)	1,070	2,070
Lease liabilities	(67)	(27)	(100)
Due to affiliates	(3,134)	421	893	1,552
Net cash used in operating activities	(11,232)	(3,037)	16,179	(2,459)
Cash flows from investing activities
Purchases of property and equipment	(447)	(326)	(1,872)	(430)
Acquisition of gaming licenses	(1,450)	(1,051)	(4,371)	(5,340)
Cash paid for internally developed software costs	(909)
Investment in long-term deposits	(250)
Net cash used in investing activities	(3,056)	(1,377)	(6,243)	(5,770)
Cash flows from financing activities
Proceeds from related party loan		650	650
Repayments of related party loan			(650)
Net proceeds from the Business Combination			239,763
Distribution to members			(5,192)
Members' capital contribution		2,000	6,500	15,545
Proceeds from shares issued for warrants	131,447
Repurchase of common stock	(3,465)
Net cash provided by financing activities	127,982	2,650	241,071	15,545
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(616)	(370)	515	(6)
Net change in cash, cash equivalents and restricted cash	113,078	(2,134)	251,522	7,310
Cash, cash equivalents and restricted cash, at the beginning of the period	262,065	10,543	10,543	3,233
Cash, cash equivalents and restricted cash, at the end of the period	375,143	8,409	262,065	$ 10,543
Supplemental disclosure of noncash investing and financing activities:
Right-of-use assets obtained in exchange for new or modified operating lease liabilities		$ 727	1,305
Non-cash redemption of Private Placement and Working Capital Warrants	50,798
Non-cash settlement of Public Warrants	77,650
Non-cash settlement of Earnout Interests Liability	364,788
Increase in accounts payable for property and equipment purchases			58
Earnout interests liability recognized in the Business Combination			348,710
Warrant liabilities recognized in the Business Combination			181,271
Supplemental disclosure of cash flow information:
Cash paid for income taxes	$ 252		$ 763